                                                     CURRENT INCOME SHARES, INC.

--------------------------------------------------------------------------------

DIRECTORS

Lorenzo D. Courtright*  Clark R. Gates
Morris A. Densmore*     William R. Howell*
Stephen J. Dunn*        Michael L. Noel*
*Serve as members of the Audit Committee

OFFICERS
Morris A. Densmore      CHAIRMAN
Clark R. Gates          PRESIDENT
James V. Atkinson       VICE PRESIDENT AND
                          PORTFOLIO MANAGER
Richard H. Earnest      VICE PRESIDENT
Kevin A. Rogers         VICE PRESIDENT
Paul Mastin             TREASURER
Jonathan A. Wright      SECRETARY

AUDITORS

Arthur Andersen LLP
701 "B" Street (1600)
San Diego, CA 92101

CUSTODIAN

Bankers Trust Company
16 Wall Street
New York, N.Y. 10015

SHAREHOLDER SERVICES

Harris Trust Company of California
311 West Monroe St. (11th Floor)
Chicago, IL 60606
(800) 554-3406

COMPANY MAILING ADDRESS
Current Income Shares, Inc.
P.O. Box 3100
Terminal Annex
Los Angeles, California 90030

COMPANY TELEPHONE
(800) 634-6521

NYSE SYMBOL
"CUR"

                                                                   ANNUAL REPORT
                                                               DECEMBER 31, 1996

                                                             Investment Advisor:
                                                                PACIFIC ALLIANCE
                                        CAPITAL MANAGEMENT-REGISTERED TRADEMARK-
                                                                   A DIVISION OF
                                                  UNION BANK OF CALIFORNIA, N.A.
                                                       445 South Figueroa Street
                                                   Los Angeles, California 90071

--------------------------------------------------------------------------------
  CURRENT INCOME SHARES, INC.

--------------------------------------------------------------------------------

PACIFIC ALLIANCE
CAPITAL MANAGEMENT

January 14, 1997

Dear Shareholders:

    We are pleased to report to you the results of the operation of your company for the year 1996. During the twelve-month period, total dividends paid to shareholders was $3,232,533, consisting of quarterly dividends per share of 20 cents, 22 cents, 23 cents, and 23 cents. The year-end net asset value was $13.052, a decrease from the 1995 year-end net asset value of $13.644 but an increase over the June 1996 net asset value of $12.842.

    The total return of the bond market in 1996 as represented by the Lehman Bros. Aggregate Bond Index was 3.63%. This means that on average bond prices (market values) declined approximately 3.75%, offsetting coupon income. Your fund is typically positioned in such a way that when bond prices rise, the total return will exceed the market's return. Conversely, if prices decline, the total return will be less than the market's. This year was no exception, but the relative performance was enhanced by individual security decisions on corporate bond investments.

    While the first six months of the year generated one of the worst bond market performance periods, the second half began a turnaround with several spurts and reversals, but overall provided a second half-year rally, which brought us back to a positive 3.6% over where the year started. Since reaching a peak yield of 7.2% in early July, long bond yields fell to a year-end closing of 6.6%.

    The decline in rates over the second half of the year was fueled by additional evidence of softer economic growth and benign inflation. Long-term interest rates declined nearly 10 basis points on November 7, when it was announced that October consumer credit declined for the first time in three and one-half years. Coincidentally, the Federal Reserve survey of business conditions reported that banks were tightening credit standards as delinquency rates continued to rise. Industrial production declined .5 percent in October, while housing starts fell 5 percent, and sales of existing homes fell for the fifth straight month. Inflation has continued to hold steady at a year-over-year rate of around 3%, as measured by both the CPI and PPI. Bond prices were also helped by revived talk of a balanced budget agreement, and, more recently, by the Boskin commission's recommendations on revising the CPI, which increases the chances of reaching a budget agreement.

    As the 4th quarter closed, the economy showed some renewed strength and '97 finds us balanced on the fence; a real softening of the economy could bring on lower rates or continued moderate growth could push yields

--------------------------------------------------------------------------------
higher for a while. Our strategy will be to maintain the year end's maturity structure and sector weightings as we start the new year.

    The audited financial statements for the year ending December 31, 1996, together with the portfolio of investments owned on the same date, are presented on the following pages. The table below reflects the current portfolio distribution according to the rating grades assigned by Standards and Poor's.

                                 As a Percent of
                                Total Investments
            Grade                 in Securities
------------------------------  -----------------
AAA...........................              27.7%
AA............................                 0%
A.............................              26.1%
BBB...........................              32.9%
                                         -------
      Subtotal................              86.7%
BB............................              12.2%
B.............................               1.1%
                                         -------
      Total                               100.00%
                                         -------
                                         -------

    If you have any questions regarding Current Income Shares, Inc. please contact us or the transfer agent, Harris Trust Company of California, at the address or phone numbers presented on the cover of this report.

          [LOGO]
Clark R. Gates
President

--------------------------------------------------------------------------------
                          CURRENT INCOME SHARES, INC.

  STATEMENT OF ASSETS AND LIABILITIES            STATEMENT OF OPERATIONS
           DECEMBER 31, 1996               FOR THE YEAR ENDED DECEMBER 31, 1996

--------------------------------------------------------------------------------

ASSETS
  Investments in securities at
    market value:
    Bonds (Cost $45,677,016)......................................  $ 47,215,071
  Cash............................................................        36,148
  Interest receivable.............................................       747,991
                                                                    ------------
    Total Assets..................................................    47,999,210
                                                                    ------------

LIABILITIES
  Accrued expenses................................................        56,597
                                                                    ------------
NET ASSETS........................................................  $ 47,942,613
                                                                    ------------
                                                                    ------------
  Net assets are represented by:
    Capital stock, $1 par, 25,000,000
      shares authorized, 3,673,334
      shares issued and outstanding...............................  $  3,673,334
    Paid-in capital in excess of par
      value.......................................................    42,977,827
    Accumulated net realized losses...............................      (249,282)
    Unrealized appreciation on
      investments.................................................     1,538,055
    Undistributed net investment income...........................         2,679
                                                                    ------------
NET ASSETS........................................................  $ 47,942,613
                                                                    ------------
                                                                    ------------

NET ASSET VALUE PER SHARE
  ($47,942,613  DIVIDED BY 3,673,334 shares
    of common stock outstanding)..................................     $13.05

INVESTMENT INCOME
  Interest.........................................  $    3,497,112
                                                     --------------
    Total Investment Income........................                   $ 3,497,112
EXPENSES
  Investment management
    and advisory fees..............................         240,422
  Custodian fees...................................           9,953
  Transfer agent fees..............................          54,025
  Directors' fees and
    shareholders expenses..........................          30,000
  Printing.........................................          39,800
  Legal and auditing fees..........................          43,432
  Listing fees -- NYSE.............................           5,016
  Insurance expense................................          17,400
  Taxes............................................           9,018
  Other expenses...................................          11,566
                                                     --------------
    Total Expenses.................................                       460,632
                                                                      -----------
      Net Investment
        Income.....................................                   $ 3,036,480
                                                                      -----------

REALIZED AND
 UNREALIZED GAINS AND LOSSES
 ON INVESTMENTS IN SECURITIES
  Realized loss from
   securities transactions:
    Proceeds from sales............................  $   67,404,946
    Cost of securities
     sold..........................................     (67,654,323)
                                                     --------------
      Net realized loss on
        investments sold...........................                      (249,377)
  Unrealized depreciation
   of investments:
    Beginning of period............................       3,270,235
    End of period..................................       1,538,055
                                                     --------------
      Net unrealized
         (depreciation) during the period..........                   $(1,732,180)
                                                                      -----------
      Net realized and
         unrealized loss on
         investments...............................                   $(1,981,557)
                                                                      -----------
  Net increase in net assets resulting from
   operations......................................                   $ 1,054,923
                                                                      -----------
                                                                      -----------

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
  CURRENT INCOME SHARES, INC.
  STATEMENTS OF CHANGES IN NET ASSETS

                        FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                                       1996         1995
                                                                   ------------  -----------
FROM INVESTMENT ACTIVITIES
  Net investment income..........................................  $  3,036,480  $ 3,239,415
  Net realized gain/(loss) on investments sold...................      (249,377)   2,730,664
  Net unrealized appreciation/(depreciation) of investments
    during the period............................................    (1,732,180)   3,836,426
                                                                   ------------  -----------
  Net increase in net assets resulting from operations...........     1,054,923    9,806,505
  Dividends to shareholders from net investment income...........    (3,232,533)  (5,424,782)
                                                                   ------------  -----------
    Increase/(decrease) in net assets............................    (2,177,610)   4,381,723

NET ASSETS
  Beginning of year..............................................    50,120,223   45,738,500
                                                                   ------------  -----------
  End of year [including under/(over)distributed net investment income of $2,679 and $(5,504), respectively].................  $ 47,942,613  $50,120,223
                                                                   ------------  -----------
                                                                   ------------  -----------

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
  CURRENT INCOME SHARES, INC.
  PORTFOLIO OF INVESTMENTS IN SECURITIES

DECEMBER 31, 1996
--------------------------------------------------------------------------------

                                                                        Standard & Poor's   Principal      Market
                               Security                                      Rating           Amount        Value
--------------------------------------------------------------------------------------------------------------------
BONDS -- (98.48%)
--------------------------------------------------------------------------------------------------------------------
ASSET BACKED (6.97% OF NET ASSETS)
  Chase Manhattan Auto Grantor 6.61%, 09/16/02........................        AAA           $1,371,791   $ 1,382,903
  Standard Credit Card 95-9A 6.55%, 10/07/07..........................        AAA            2,000,000     1,958,073
--------------------------------------------------------------------------------------------------------------------
TOTAL ASSET BACKED (Cost $3,370,138)                                                                       3,340,976
--------------------------------------------------------------------------------------------------------------------
BANKS (10.87% OF NET ASSETS)
  Bankers Trust Company 7.25%, 01/15/03...............................        A              1,500,000     1,530,000
  First Nationwide 10.625%, 10/01/03..................................        B                500,000       538,750
  Fleet Financial Group 7.125%, 04/15/06..............................        BBB+           1,500,000     1,498,125
  NationsBank Corporation 7.75%, 08/15/15.............................        A-             1,600,000     1,646,000
--------------------------------------------------------------------------------------------------------------------
TOTAL BANKS (Cost $5,156,391)                                                                              5,212,875
--------------------------------------------------------------------------------------------------------------------
CANADIANS (5.25% OF NET ASSETS)
  Nova Scotia Province 8.75%, 04/01/22................................        A-             1,100,000     1,281,500
  Saskatchewan Province Deb. 9.375%, 12/15/20.........................        BBB+           1,000,000     1,233,750
--------------------------------------------------------------------------------------------------------------------
TOTAL CANADIANS (Cost $2,186,426)                                                                          2,515,250
--------------------------------------------------------------------------------------------------------------------
CONSUMER (4.26% OF NET ASSETS)
  Ralston Purina Company 7.75%, 10/01/15..............................        A-             2,000,000     2,037,500
--------------------------------------------------------------------------------------------------------------------
TOTAL CONSUMER (Cost $2,087,785)                                                                           2,037,500
--------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES (10.19% OF NET ASSETS)
  Chugach Electric Assn., Inc. 9.14%, 03/15/22........................        A              1,000,000     1,117,500
  Houston Industries, Inc. 9.375%, 06/01/01...........................        BBB            2,000,000     2,200,000
  UtiliCorp United 8.45%, 11/15/99....................................        BBB            1,500,000     1,569,375
--------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES (Cost $4,598,646)                                                                       4,886,875
--------------------------------------------------------------------------------------------------------------------
ENERGY (7.88% OF NET ASSETS)
  Union Oil Co. of California 9.125%, 02/15/06........................        BBB            2,000,000     2,267,500
  Union Pacific Resources 7%, 10/15/06................................        A              1,500,000     1,509,375
--------------------------------------------------------------------------------------------------------------------
TOTAL ENERGY (Cost $3,647,555)                                                                             3,776,875
--------------------------------------------------------------------------------------------------------------------
GAS (7.09% OF NET ASSETS)
  Coastal Corporation 9.625%, 05/15/12................................        BB+            2,000,000     2,355,000
  Panhandle Eastern Corporation 7.875%, 08/15/04......................        BBB            1,000,000     1,046,250
--------------------------------------------------------------------------------------------------------------------
TOTAL GAS (Cost $3,045,448)                                                                                3,401,250
--------------------------------------------------------------------------------------------------------------------
MANUFACTURING (7.15% OF NET ASSETS)
  Georgia Pacific Corporation 7.7%, 06/15/15..........................        BBB-             750,000       750,000
  Lockheed Martin Corporation 7.7%, 06/15/08..........................        BBB+           1,500,000     1,575,000
  Westvaco Corporation 10.125%, 06/01/19..............................        A              1,000,000     1,105,000
--------------------------------------------------------------------------------------------------------------------
TOTAL MANUFACTURING (Cost $3,274,423)                                                                      3,430,000
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  CURRENT INCOME SHARES, INC.
  PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)

DECEMBER 31, 1996
--------------------------------------------------------------------------------

                                                                             Standard & Poor's   Principal      Market
                                 Security                                         Rating           Amount        Value
-------------------------------------------------------------------------------------------------------------------------
TOTAL OTHER FINANCE (2.04% OF NET ASSETS)
  U.S. West Capital Funding, Inc. 6.75%, 10/01/05..........................     A+                1,000,000   $   977,500
-------------------------------------------------------------------------------------------------------------------------
TOTAL OTHER FINANCE (Cost $1,000,471)                                                                             977,500
-------------------------------------------------------------------------------------------------------------------------
SECURITIES BROKERS (2.35% OF NET ASSETS)
  Lehman Brothers Holdings, Inc. Note 8.8%, 03/01/15.......................     A                $1,000,000     1,127,500
-------------------------------------------------------------------------------------------------------------------------
TOTAL SECURITIES BROKERS (Cost $1,104,411)                                                                      1,127,500
-------------------------------------------------------------------------------------------------------------------------
SERVICE (3.17% OF NET ASSETS)
  Loewen Group, Inc. 8.25%, 04/15/03.......................................     BB+               1,500,000     1,518,750
-------------------------------------------------------------------------------------------------------------------------
TOTAL SERVICE (Cost $1,498,691)                                                                                 1,518,750
-------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS (7.08% OF NET ASSETS)
  GTE Corporation 10.3%, 11/15/17..........................................     BBB+              2,000,000     2,157,500
  360 Communication Company 7.5%, 03/01/06.................................     BBB-              1,250,000     1,237,500
-------------------------------------------------------------------------------------------------------------------------
TOTAL TELECOMMUNICATIONS (Cost $3,548,395)                                                                      3,395,000
-------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION (3.88% OF NET ASSETS)
  AMR Corporation Deb 10%, 04/15/21........................................     BB+               1,500,000     1,858,125
-------------------------------------------------------------------------------------------------------------------------
TOTAL TRANSPORTATION (Cost $1,470,800)                                                                          1,858,125
-------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT (20.31% OF NET ASSETS)
  U.S. Treasury Note 7.5%, 11/15/01........................................     AAA               1,000,000     1,052,760
  U.S. Treasury Note 6.5%, 05/15/05........................................     AAA               1,600,000     1,610,096
  U.S. Treasury Note 6.25%, 05/31/00.......................................     AAA               1,000,000     1,004,180
  U.S. Treasury Note 6.5%, 08/15/05........................................     AAA                 900,000       905,238
  U.S. Treasury Note 6.125%, 09/30/00......................................     AAA               2,500,000     2,498,450
  U.S. Treasury Note 6.125%, 03/31/98......................................     AAA                 500,000       502,410
  U.S. Treasury Note 6.875%, 05/15/06......................................     AAA               2,100,000     2,163,461
-------------------------------------------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT (Cost $9,687,437)                                                                         9,736,595
-------------------------------------------------------------------------------------------------------------------------
        TOTAL INVESTMENTS (98.48% OF NET ASSETS)
          (COST $46,677,017)                                                                                   47,215,071
-------------------------------------------------------------------------------------------------------------------------
        OTHER ASSETS AND LIABILITIES, NET
          (1.52% of Net Assets)                                                                                   727,542
-------------------------------------------------------------------------------------------------------------------------
        NET ASSETS (100.00% OF NET ASSETS)                                                                    $47,942,613
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
  CURRENT INCOME SHARES, INC.
  NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 1996
--------------------------------------------------------------------------------

1. Significant Accounting Policies

  Current Income Shares, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Company was incorporated on November 15, 1972, and commenced operations on March 27, 1973. The primary investment objective of the Company is to seek a high level of current income for its shareholders consistent with investment in a diversified portfolio in which marketable debt securities considered by management to be of high quality will predominate. To a lesser extent the Company may also invest in other debt securities and in certain equities.

  The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

  (a) Security valuation -- Portfolio securities listed or traded on a national securities exchange are valued at the last reported sales price; securities traded in the over-the-counter market and listed securities for which no sales were reported on that date are valued at the most recent bid price.

  (b) Federal income taxes -- It is the Company's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, and net capital gains to its shareholders. Accordingly, no Federal income tax provision is required.

  (c) Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of income and expenses during the reporting period. Actual results could differ from those estimates.

  (d) Other -- Security transactions are accounted for on the trade date the securities are purchased or sold. Purchased discounts and premiums on securities held are accreted or amortized to interest income over the life of each security using a method which approximates the effective interest method. Interest income is recognized on the accrual basis of accounting. Realized gains and losses are computed using the specific cost of the securities sold.

2. Purchases and Sales of Securities

  Purchases and proceeds of securities other than short-term securities and U.S. Government obligations aggregated $19,637,749 and $13,060,712, respectively. Purchases and redemptions of U.S. Government obligations aggregated $11,320,617 and $16,789,234, respectively.

  As of December 31, 1996, unrealized appreciation for Federal income tax purposes aggregated $1,538,055 of which $1,865,353 related to appreciated securities and $327,298 related to depreciated securities. The aggregate cost for Federal income tax purposes was not materially different from amounts reported for financial reporting purposes.

3. Transactions with Affiliates

  Union Bank of California (the "Adviser") received fees of $240,422 during the year ended December 31, 1996 for providing investment management and advisory services to the Company. The fee is based on an annual rate of 0.5% of the Company's average net assets.

  The Advisory Agreement provides that the Adviser reimburse the Company for expenses (excluding interest, taxes, the expenses of any offering of the Company's securities and brokerage commissions) incurred by the Company in excess of one and one-half percent (1 1/2%) per year of the first $30 million of average net assets of the Company and one percent (1%) of average net assets in excess of $30 million. The expenses incurred by the Company for the year ended December 31, 1996, did not exceed the limitation established by the Advisory Agreement.

--------------------------------------------------------------------------------
  CURRENT INCOME SHARES, INC.
  NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1996
--------------------------------------------------------------------------------

4. Agreements with Service Providers

  Harris Trust Company of California provides transfer agent and dividend reinvestment plan services and Bankers Trust Company provides custodial services for the Company.

5. Supplementary Information -- Selected per share data and ratios

   Selected data for each share of capital stock outstanding throughout each year follows:

                                                          01/01/96 TO    01/01/95 to    01/01/94 to    01/01/93 to    01/01/92 to
                                                            12/31/96       12/31/95       12/31/94       12/31/93       12/31/92
                                                          ------------   ------------   ------------   ------------   ------------
PER SHARE OPERATING PERFORMANCE
Investment Income.......................................  $      0.95    $      1.00    $      1.06    $      1.09    $      1.10
Expenses................................................         0.12           0.12           0.12           0.12           0.12
                                                          ------------   ------------   ------------   ------------   ------------
Net Investment income...................................         0.83           0.88           0.94           0.97           0.98
Dividends distributed from net Investment
  Income and realized gain on investments...............        (0.88)         (1.48)         (0.94)         (0.97)         (1.03)
Net realized and unrealized gain (loss) on
  investments...........................................        (0.54)          1.79          (1.74)          0.86           0.22
                                                          ------------   ------------   ------------   ------------   ------------
Net increase (decrease) in net asset value..............        (0.59)          1.19          (1.74)          0.86           0.17
Net asset value:
  Beginning of period...................................        13.64          12.45          14.19          13.33          13.16
                                                          ------------   ------------   ------------   ------------   ------------
  End of period.........................................  $     13.05    $     13.64    $     12.45    $     14.19    $     13.33
                                                          ------------   ------------   ------------   ------------   ------------
                                                          ------------   ------------   ------------   ------------   ------------
Per share market value:
  End of period.........................................  $    11.375    $    11.875    $    11.000    $     13.00    $    12.625
Total investment return*................................         3.54%         22.25%         (8.33)%        10.53%          3.22%
RATIOS AND SUPPLEMENTAL DATA
Ratio of expenses to average net assets.................          1.0%           0.9%           0.9%           0.8%           0.9%
Ratio of net investment income to average net assets....          6.3%           6.6%           7.2%           6.9%           7.5%
Portfolio turnover rate.................................        62.86%        118.52%         42.21%         24.15%         87.08%
Net assets, end of period (000).........................  $    47,943    $    50,120    $    45,739    $    52,137    $    48,967

* Excluding the effect of shareholders' brokerage commissions, if any.

--------------------------------------------------------------------------------
  CURRENT INCOME SHARES, INC.
  NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1996
--------------------------------------------------------------------------------

6. Unaudited Quarterly Results of Operations

   The following is a summary of unaudited quarterly results of operations:

                                                                                                     Net Realized and
                                                                                                  Unrealized Gain (Loss)
                                                                       Net Investment Income          on Investments
                                                         Investment   ------------------------  ---------------------------
                                                           Income       Amount      Per Share       Amount       Per Share
                                                         -----------  -----------  -----------  --------------  -----------
Three months ended:

  March 31, 1996.......................................  $   862,729  $   747,568   $    0.20   $   (2,274,615)  $   (0.62)
  June 30, 1996........................................      871,085      760,129        0.21         (637,224)      (0.17)
  September 30, 1996...................................      880,365      771,119        0.21           60,387        0.02
  December 31, 1996....................................      882,933      757,664        0.21          869,895        0.24

  March 31, 1995.......................................  $   918,292  $   818,261   $    0.22   $    1,548,456   $    0.42
  June 30, 1995........................................      958,845      854,814        0.23        2,635,485        0.72
  September 30, 1995...................................      922,945      815,939        0.22          503,217        0.14
  December 31, 1995....................................      887,539      750,401        0.21        1,879,952        0.51

7. Dividend Reinvestment Plan

  The Company maintains a Dividend Reinvestment Plan in which shareholders may participate. The Plan is offered through Harris Trust Company of California (the "Agent"). Under the Plan the Agent uses dividends and other cash distributions from the Company to purchase additional shares of Company common stock in the open market for Plan participants. Participants may also make certain cash contributions to the Plan. Further information regarding the Plan may be obtained by writing to the Agent at: Harris Trust Company of California, 311 West Monroe Street (11th floor), Chicago, IL 60606.

8. Distributions to Shareholders

  On February 8, 1996, a distribution of $.20 per share totaling $734,668 was declared. Of these amounts, $0.0556 per share, or $204,237, related to net realized gains from investment transactions during 1995. The dividend was paid March 15, 1996, to shareholders of record on February 28, 1996.

9. Capital Share Transactions

  As of December 31, 1996, there were 25,000,000 shares of $1.00 par value capital stock authorized. There were no capital share transactions during the years ended December 31, 1996 & 1995.

--------------------------------------------------------------------------------
  CURRENT INCOME SHARES, INC.
  INDEPENDENT AUDITORS' REPORT

--------------------------------------------------------------------------------

To the Board of Directors and Shareholders of Current Income Shares, Inc.:

    We have audited the accompanying statement of assets and liabilities of Current Income Shares, Inc., including the portfolio of investments in securities as of December 31, 1996, and the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, and the selected per share data and ratios, disclosed in note 5, for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Current Income Shares, Inc. as of December 31, 1996, the results of its operations for the year then ended, changes in its net assets for each of the two years in the period then ended, and the selected per share data and ratios for each of the five years in the period then ended, in conformity with generally accepted accounting principles.

                                                        Arthur Andersen LLP

San Diego, CA
January 31, 1997